Operating Leases - Summary of Supplemental Additional Information Related to Operating Leases (Detail)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Weighted-average remaining lease term	7 years 10 months 28 days	7 years 9 months 3 days	6 years 29 days	6 years 3 months 29 days
Weighted-average discount rate	9.08%	9.06%	8.91%	8.91%